TAXATION - Deferred taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	$ 33.0	$ 3.0
Exchange adjustment	(5.0)	14.0
Movement in income statement – current year	3.0	(32.0)
Movement in income statement – prior years	5.0	11.0
Movement in other comprehensive income	(9.0)	(13.0)
Movement in equity	1.0	(3.0)
Changes in tax rate	(1.0)	49.0
Acquisitions		1.0
Balance at the end of the period	27.0	33.0
Represented by:
Deferred tax assets	126.0	127.0
Deferred tax liabilities	(99.0)	(97.0)
Net asset position	27.0	30.0
Unused gross trading tax losses	149.0	271.0
Gross unused capital losses	102.0	113.0
Unused gross trading tax losses that expire	14.0
Temporary differences in respect of investments in subsidiaries and associates	0.0
Previously Reported
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	30.0
Balance at the end of the period		30.0
Restatement Adjustment
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	3.0
Balance at the end of the period		3.0
Accelerated tax depreciation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	(50.0)	(73.0)
Exchange adjustment		1.0
Movement in income statement – current year	11.0	(9.0)
Movement in income statement – prior years	(12.0)	2.0
Changes in tax rate	(1.0)	29.0
Balance at the end of the period	(52.0)	(50.0)
Accelerated tax depreciation | Previously Reported
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	(50.0)
Balance at the end of the period		(50.0)
Intangibles
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	(143.0)	(209.0)
Exchange adjustment	2.0	(2.0)
Movement in income statement – current year	14.0	15.0
Movement in income statement – prior years	1.0	4.0
Changes in tax rate		71.0
Acquisitions		(22.0)
Balance at the end of the period	(126.0)	(143.0)
Intangibles | Previously Reported
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	(143.0)
Balance at the end of the period		(143.0)
Retirement benefit obligation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	7.0	28.0
Exchange adjustment		2.0
Movement in income statement – current year		(6.0)
Movement in income statement – prior years	4.0
Movement in other comprehensive income	(6.0)	(17.0)
Balance at the end of the period	5.0	7.0
Retirement benefit obligation | Previously Reported
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	7.0
Balance at the end of the period		7.0
Macrotexture
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	33.0	52.0
Movement in income statement – current year	(33.0)	(1.0)
Changes in tax rate		(18.0)
Balance at the end of the period		33.0
Macrotexture | Previously Reported
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	33.0
Balance at the end of the period		33.0
Inventory, provisions and other differences
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	186.0	205.0
Exchange adjustment	(7.0)	13.0
Movement in income statement – current year	11.0	(31.0)
Movement in income statement – prior years	12.0	5.0
Movement in other comprehensive income	(3.0)	4.0
Movement in equity	1.0	(3.0)
Changes in tax rate		(33.0)
Acquisitions		23.0
Balance at the end of the period	200.0	186.0
Inventory, provisions and other differences | Previously Reported
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	183.0
Balance at the end of the period		183.0
Inventory, provisions and other differences | Restatement Adjustment
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	3.0
Balance at the end of the period		3.0
Trading tax losses
Represented by:
Deferred tax assets	28.0	38.0
Non-trading tax losses
Represented by:
Trading and non-trading tax losses resulting in deferred tax assets	74.0	132.0
Unused tax losses
Represented by:
Deferred tax assets	$ 0.0	$ 0.0
Minimium
Represented by:
Expiration period for unused trading tax losses	3 years
Maximum
Represented by:
Expiration period for unused trading tax losses	8 years